INVESTMENTS IN AND ADVANCES TO AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2014
Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥2,756	¥2,882
Kyocera’s trade receivables from affiliates	127	161

Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥(279)	¥(330)	¥(228)
Kyocera’s sales to affiliates	661	200	303